NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET FINANCIAL RESULT
Interest on loans, financing and debentures	R$ (3,358,806)	R$ (1,033,485)	R$ (988,382)
Amortization of fundraising costs	(220,642)	(44,499)	(49,517)
Other financial expenses	(600,948)	(422,390)	(180,577)
Amortization of fair value adjustment on business combination with Fibria	1,548
Financial expenses	(4,178,848)	(1,500,374)	(1,218,476)
Marketable securities	392,018	442,378	285,888
Other financial income	63,816	17,329	19,890
Amortization of fair value adjustment on business combination with Fibria	37,412
Financial income	493,246	459,707	305,778
Income	2,711,394	588,049	332,961
Expenses	(3,786,646)	(3,323,245)	(259,690)
Income from derivative financial instruments	(1,075,252)	(2,735,196)	73,271
Exchange rate variation on loans, financing and debentures	(1,764,035)	(1,311,061)	(163,418)
Monetary and exchange variations - other assets and liabilities	(200,892)	244,411	(15,995)
Monetary and exchange rate variation, net	(1,964,927)	(1,066,650)	(179,413)
Financial result, net	(6,725,781)	(4,842,513)	R$ (1,018,840)
Capitalized interest costs on loans, financing and debentures	4,213	1,772
Interest expense from FIDC	R$ 770	R$ 2,268